Accrued expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

Accrued expenses

	June 30,	December 31,
	2024	2023
Accrued payables	$2,135,491	$2,058,395
Employment taxes payable	2,589,397	1,070,456
Other accrued expenses	63,346	(336)
Total accrued expenses	$4,788,234	$3,128,515

Accrued expenses consisted of the following at

	December 31,	December 31,
	2024	2023
Accrued payables	$2,058,395	$529,267
Employment taxes payable	1,070,456	486,757
Other accrued expenses	(336)	5,225
Total accrued expenses	$3,128,515	$1,021,249